UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottingham Advisors Inc.
Address: 500 Essjay Road, Suite 220
         Williamsville, NY  14221

13F File Number:  028-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Mohn
Title:     Chief Compliance Officer
Phone:     716-633-3800

Signature, Place, and Date of Signing:

 /s/ Karen Mohn     Williamsville, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $272,325 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     7230   434511 SH       SOLE                   434511        0        0
APPLE INC                      COM              037833100     7574    12632 SH       SOLE                    12632        0        0
AT&T INC                       COM              00206R102      315    10072 SH       SOLE                    10072        0        0
BANK OF AMERICA CORPORATION    COM              060505104      237    24778 SH       SOLE                    24778        0        0
BLACKROCK MUNIYIELD QLTY FD    COM              09254E103      180    12700 SH       SOLE                    12700        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      165    27536 SH       SOLE                    27536        0        0
COHEN & STEERS QUALITY RLTY    COM              19247L106      110    11170 SH       SOLE                    11170        0        0
COMMUNITY BK SYS INC           COM              203607106    10271   356892 SH       SOLE                   356892        0        0
EXXON MOBIL CORP               COM              30231G102      944    10881 SH       SOLE                    10881        0        0
GABELLI UTIL TR                COM              36240A101      199    24619 SH       SOLE                    24619        0        0
GENERAL ELECTRIC CO            COM              369604103     1141    56833 SH       SOLE                    56833        0        0
GLOBAL X FDS                   GLB X URANIUM    37950E754     3126   332515 SH       SOLE                   332515        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      259     1240 SH       SOLE                     1240        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      316    13442 SH       SOLE                    13442        0        0
ISHARES INC                    MSCI BRAZIL      464286400      423     6536 SH       SOLE                     6536        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     4775   168489 SH       SOLE                   168489        0        0
ISHARES INC                    MSCI EMU INDEX   464286608     6472   205150 SH       SOLE                   205150        0        0
ISHARES INC                    MSCI S KOREA     464286772      451     7575 SH       SOLE                     7575        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      272    21100 SH       SOLE                    21100        0        0
ISHARES INC                    MSCI TAIWAN      464286731      220    16375 SH       SOLE                    16375        0        0
ISHARES INC                    MSCI THAILAND    464286624      404     5545 SH       SOLE                     5545        0        0
ISHARES INC                    MSCI TURKEY FD   464286715      749    14110 SH       SOLE                    14110        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    13796   246526 SH       SOLE                   246526        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663    13571   237470 SH       SOLE                   237470        0        0
ISHARES TR                     MRTG PLS CAP IDX 464288539      899    66504 SH       SOLE                    66504        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    26648   485482 SH       SOLE                   485482        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4452   103663 SH       SOLE                   103663        0        0
ISHARES TR                     MSCI PERU CAP    464289842      356     7625 SH       SOLE                     7625        0        0
ISHARES TR                     RUSSELL 2000     464287655      223     2698 SH       SOLE                     2698        0        0
ISHARES TR                     RUSSELL MCP GR   464287481      302     4800 SH       SOLE                     4800        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      295     6132 SH       SOLE                     6132        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    29557   447287 SH       SOLE                   447287        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    26391   376637 SH       SOLE                   376637        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1483    10500 SH       SOLE                    10500        0        0
ISHARES TR                     S&P 500 VALUE    464287408      381     5875 SH       SOLE                     5875        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      240     2423 SH       SOLE                     2423        0        0
ISHARES TR                     S&P SMLCAP 600   464287804    12582   164885 SH       SOLE                   164885        0        0
JOHNSON & JOHNSON              COM              478160104      335     5074 SH       SOLE                     5074        0        0
M & T BK CORP                  COM              55261F104      739     8501 SH       SOLE                     8501        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     4977   100472 SH       SOLE                   100472        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506      242     7850 SH       SOLE                     7850        0        0
MARKET VECTORS ETF TR          VIETNAM ETF      57060U761      353    18425 SH       SOLE                    18425        0        0
MICROSOFT CORP                 COM              594918104      748    23177 SH       SOLE                    23177        0        0
PIMCO NEW YORK MUN FD II       COM              72200Y102      145    12174 SH       SOLE                    12174        0        0
PIMCO NEW YORK MUN INCM FD 1   COM              72201E105      109    11326 SH       SOLE                    11326        0        0
PIMCO NY MUNICIPAL INCOME FD   COM              72200T103      119    10668 SH       SOLE                    10668        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     4429   153780 SH       SOLE                   153780        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      336     4970 SH       SOLE                     4970        0        0
PROCTER & GAMBLE CO            COM              742718109      246     3667 SH       SOLE                     3667        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     1209    80139 SH       SOLE                    80139        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     1636    46687 SH       SOLE                    46687        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803      810    26851 SH       SOLE                    26851        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109      282     2143 SH       SOLE                     2143        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      486     9721 SH       SOLE                     9721        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     7607    42096 SH       SOLE                    42096        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      472     8326 SH       SOLE                     8326        0        0
SYNERGETICS USA INC            COM              87160G107      471    72500 SH       SOLE                    72500        0        0
TRANS1 INC                     COM              89385X105      643   175133 SH       SOLE                   175133        0        0
UROLOGIX INC                   COM              917273104      220   171794 SH       SOLE                   171794        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629     7438    91171 SH       SOLE                    91171        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      412     6479 SH       SOLE                     6479        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    10230   235329 SH       SOLE                   235329        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    36280   619638 SH       SOLE                   619638        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      220     4530 SH       SOLE                     4530        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     8880   154142 SH       SOLE                   154142        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208      707    15773 SH       SOLE                    15773        0        0
WISDOMTREE TRUST               INTL DIV EX FINL 97717W786      212     5079 SH       SOLE                     5079        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     4323    89899 SH       SOLE                    89899        0        0